GENERAL	6 Months Ended
Jun. 30, 2014
GENERAL [Abstract]
GENERAL
NOTE 1          -      GENERAL

A.	Basis for Presentation

The condensed interim consolidated financial statements of Tower Semiconductor Ltd. ("Tower") include the financial statements of Tower and (i) its wholly-owned subsidiaries (1) Jazz Technologies, Inc. and its wholly-owned subsidiaries-, including Jazz Semiconductor, Inc., an independent semiconductor foundry focused on specialty process technologies for the manufacture of analog intensive mixed-signal semiconductor devices (Jazz Technologies, Inc. and its wholly-owned subsidiaries are collectively referred to herein as "Jazz"), and (2) TowerJazz Japan Ltd. ("TJP"), an independent semiconductor foundry in Nishiwaki, Japan, and (ii) its majority-owned subsidiary, TowerJazz Panasonic Semiconductor Company, Ltd. ("TPSCo"), an independent semiconductor foundry which includes three semiconductor manufacturing facilities located in Uozu, Tonami and Arai, Hokuriku, Japan. Tower and its subsidiaries are collectively referred to as the "Company".

The interim consolidated financial statements are presented in accordance with U.S. generally accepted accounting principles ("US GAAP").

The unaudited condensed interim consolidated financial statements as of June 30, 2014 of the Company should be read in conjunction with the audited consolidated financial statements of the Company as of December 31, 2013 and for the year then ended, including the notes thereto.

The Company's consolidated financial statements include TPSCo's balance sheet balances from March 31, 2014 and TPSCo's results of operations commencing immediately following such date. The Company's consolidated financial statements are presented after elimination of inter-company transactions and balances.

In the opinion of management, the interim financial statements include all adjustments necessary for a fair presentation of the financial position and results of operations as of the date and for the interim periods presented. The results of operations for the interim periods are not necessarily indicative of the results to be expected on a full-year basis.

B.	Financing Debt Obligations and Other Liabilities

The Company, as an independent semiconductor manufacturer, operates in the semiconductor industry which has historically been highly cyclical and subject to significant and often rapid increases and decreases in product demand and manufacturing facilities' utilization rates. The overcapacity, underutilization and downward price pressure characteristic of a downturn in the semiconductor market and/or in the global economy, such as experienced several times in the past, may negatively impact consumer and customer demand for the Company's products, the end products of the Company's customers and the financial markets, as well as our ability to create positive net cash flow, maintain such level of utilization rate that will cover our fixed costs, re-finance our debt, and/or raise funds and/or engage in debt restructuring activities.

In order to finance Tower's debt obligations and other liabilities, in addition to cash on hand and expected cash flow generation from operating activities, Tower is exploring opportunities and ventures to re-finance its debt obligations by engaging potential new lenders and existing lenders in order to exchange existing maturities to debt vehicles with longer maturities, and/or obtain funds from additional sources including debt issuance and/or other financing transactions and/or sale of assets and/or fund raising activities, as well as exploring additional financing alternatives.

See also details in Notes 4, 8B, 12B, 13, 17 to the 2013 audited consolidated financial statements and Note 2 below.